Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	13,081,328	13,081,328	8,838,015
Granted		2,463,890	5,760,917
Exercised		(5,006,343)	(1,238,783)
Cancelled		(817,266)	(278,821)
Outstanding		9,721,609	13,081,328	8,838,015
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,285,619	1,285,619	1,584,192	1,999,660
Granted	20,000	0	0	0
Exercised		(375,237)	(298,573)
Cancelled		0	0	(415,468)
Outstanding		910,382	1,285,619	1,584,192
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	6,238,316	6,238,316	7,253,823	3,052,471
Granted		38,610	33,000	4,201,352
Exercised		(3,271,405)	(927,410)	0
Cancelled		(1,654)	(121,097)	0
Outstanding		3,003,867	6,238,316	7,253,823
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,033,609	1,033,609	0
Granted		0	1,033,609
Exercised		(20,000)	0
Cancelled		0	0
Outstanding		1,013,609	1,033,609	0
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,027,765	2,027,765	0
Granted		2,425,280	2,198,289
Exercised		(944,298)	(12,800)
Cancelled		(523,945)	(157,724)
Outstanding		2,984,802	2,027,765	0
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,000,000	2,000,000	0
Granted		0	2,000,000
Exercised		(249,999)	0
Cancelled		(291,667)	0
Outstanding		1,458,334	2,000,000	0
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	496,019	496,019	0
Granted		0	496,019
Exercised		(145,404)	0
Cancelled		0	0
Outstanding		350,615	496,019	0